REVENUE AND DEFERRED REVENUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 985,517	$ 142,887	¥ 944,722	¥ 531,915
Amortization of deferred channel costs	184,891	26,807	170,068	89,444
Revenue recognized	299,130	43,370
Deferred revenue					¥ 302,980
Recognized over time
Disaggregation of Revenue [Line Items]
Total revenues	898,233	130,232	831,363	429,633
Recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenues	¥ 87,284	$ 12,655	¥ 113,359	¥ 102,282